SHARE-BASED COMPENSATION - Deferred Compensation Costs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation costs related to unvested awards	$ 15	$ 13
Outstanding, weighted average remaining contractual terms	1 year 9 months 18 days
Deferred compensation expense weighted average expected recognition period	2 years 4 months 24 days
Service based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation costs related to unvested awards	$ 9	9
Performance based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation costs related to unvested awards	5	3
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation costs related to unvested awards	14	12
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation costs related to unvested awards	$ 1	1
Outstanding, weighted average remaining contractual terms	4 years 7 months
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation costs related to unvested awards	$ 0	$ 0